Balance Sheets (USD $)	Jul. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Current Assets
Cash	$ 15,034	$ 39,832
Prepaid expenses	2,599
Total Current Assets	17,633	39,832
Intangible Asset	400,000	400,000
Total Assets	417,633	439,832
Current Liabilities
Accounts payable and accrued liabilities	189,754	323,136	5,100
Short-term loan payable	35,000	35,000
Due to related parties	173,559	102,759	96,716
Stock payable	530,235	280,235
Total Liabilities	928,548	741,130	101,816
Stockholders Deficit
Common stock, 4,500,000,000 shares authorized, $0.001 par value; 107,500,000 shares issued and outstanding	107,500	107,500	2,150
Additional paid-in capital	1,801,802	1,801,802	40,850
Accumulated deficit	(2,420,217)	(2,210,600)	(144,816)
Total Stockholders Deficit	(510,915)	(301,298)	(101,816)
Total Liabilities And Stockholders Deficit	$ 417,633	$ 439,832